Financial Instruments and Fair Value Measurements - Non-Financial Assets Measured on Non-Recurring Basis and Impairment Charges Recognized (Detail) (USD $) In Millions, unless otherwise specified										9 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 North American Lab [Member]	Dec. 31, 2011 North American Lab [Member]	Dec. 31, 2010 North American Lab [Member]	Dec. 31, 2012 European Lab [Member]	Dec. 31, 2011 European Lab [Member]	Dec. 31, 2010 European Lab [Member]	Sep. 30, 2010 Science Education [Member]	Dec. 31, 2012 Science Education [Member]	Dec. 31, 2011 Science Education [Member]	Dec. 31, 2010 Science Education [Member]	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member]	Dec. 31, 2011 Significant Unobservable Inputs Level 3 [Member]	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member] North American Lab [Member] Annual Impairment Test Member	Dec. 31, 2011 Significant Unobservable Inputs Level 3 [Member] North American Lab [Member] Annual Impairment Test Member	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member] European Lab [Member] Annual Impairment Test Member	Dec. 31, 2011 Significant Unobservable Inputs Level 3 [Member] European Lab [Member] Annual Impairment Test Member	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member] Science Education [Member] Annual Impairment Test Member	Dec. 31, 2011 Significant Unobservable Inputs Level 3 [Member] Science Education [Member] Interim assessments of impairment [Member]
Goodwill:
Goodwill, Carrying Value	$ 1,877.4	$ 1,795.1	$ 1,757.1	$ 1,032.1	$ 1,007.4	$ 948.7	$ 845.3	$ 787.7	$ 808.4	$ 36.8						$ 1,045.5	$ 1,033.0	$ 810.6	$ 825.3
Goodwill, Impairment Charges										36.8
Indefinite-lived intangible assets:
Indefinite-lived intangible assets, Carrying Value																421.2	418.8	240.3	252.2	15.4	15.4
Acquired intangible assets - various dates														43.9	68.8
Indefinite-lived intangible assets, Impairment Charges																					3.3
Non-financial assets measured on a non-recurring basis, Impairment Charges															$ 3.3